Average Annual Total Returns (Lifestyle Moderate Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
S&P 500 Index
Average Annual Return:
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Combined Index
Average Annual Return:
One Year	10.41%
Five Year	4.78%
Ten Year	4.42%
Series I, Lifestyle Moderate Trust
Average Annual Return:
One Year	10.55%
Five Year	4.38%
Ten Year	4.83%
Date of Inception	Jan. 07, 1997
Series II, Lifestyle Moderate Trust
Average Annual Return:
One Year	10.39%
Five Year	4.17%
Ten Year	4.70%
Date of Inception	Jan. 28, 2002
Series NAV, Lifestyle Moderate Trust
Average Annual Return:
One Year	10.69%
Five Year	4.44%
Ten Year	4.86%
Date of Inception	Apr. 29, 2005